Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and contingencies

23. Commitments and contingencies

(a) Commitments

Capital expenditure contracted for but not provided in the consolidated financial statements:

	As of December 31, 2024	As of December 31, 2025
	MYR	MYR	USD
Software and AI Platform Development	13,313,961	11,995,191	2,957,394

As of December 31, 2025, the Group has remaining contractual commitment amounted to MYR 11,995,191 (USD 2,957,394), mainly arising from certain purchase contracts of E-commerce website design and Robotics AI Platform signed with suppliers. As of December 31, 2024, the Group has remaining contractual commitment amounted to MYR 13,313,961, mainly arising from certain purchase contracts of IT software such as E-commerce website design, Enterprise Resource Planning (ERP) system and Robotics AI Platform. Other than as shown above, the Group did not have any significant capital and other commitments, long-term obligations or guarantees as of December 31, 2024 and 2025.

(b) Contingencies

In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable.

On February 5, 2026, V Capital Consulting Limited (“VCCL”) commenced a civil suit against the Company’s operating subsidiary, Agroz Group Sdn. Bhd. (“Agroz Group SB”), in the High Court of Malaya at Shah Alam (Civil Suit No. BA-22NCVC-39-02/2026). VCCL was previously engaged by Agroz Group SB to provide advisory services in connection with the proposed initial public offering on the Nasdaq Stock Market. VCCL alleges that an outstanding consulting fee of USD 903,213.86 remains due and payable, and claims said amount together with contractual interest and legal costs.

Agroz Group SB vehemently disputes VCCL’s claims in their entirety and has filed a formal Counterclaim against VCCL and its representative, Hoo Voon Him (“HVH”), claiming USD 1,250,000.00, together with interest and costs, for damages resulting from alleged misrepresentations and failure to deliver contractual obligations in connection with the fundraising exercise for the proposed Nasdaq listing.

As of December 31, 2025, the Company has accrued the full contractual consulting fee liability of USD 1,000,000 within other payables, with a corresponding deduction from additional paid-in capital. Based on the advice of external litigation counsel (Vin Cheng & Co.), the Company has a reasonable prospect of successfully resisting VCCL’s claim and succeeding in its counterclaim. Consequently, management has determined that no additional provision for damages, interest, or legal costs is required under IAS 37 as of December 31, 2025. In accordance with IAS 37, the Company’s counterclaim of USD 1,250,000 has not been recognized as an asset on the balance sheet. The parties are currently complying with pre-trial directions, with the next case management session and a hearing on the Company’s application for security for costs scheduled for November 19, 2026

In the opinion of management, other than those disclosed above, there were no other pending or threatened claims and litigation as of December 31, 2024 and 2025, and through the issuance date of these consolidated financial statements.